Note 4 - Segmented Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Voyage revenue	$ 558,937	$ 293,495
Vessels’ operating expenses	(133,351)	(69,600)
Depreciation	(82,476)	(58,726)
Amortization of dry-docking and special survey costs	(5,646)	(4,847)
Gain on sale of vessels, net	21,250	1,406
Interest income	138	1,489
Interest and finance costs	(55,211)	(36,548)
Income from equity method investments	776	4,951
Net income for the period	245,024	158,757
Total Assets	4,759,610		$ 4,407,041
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	380,260	292,625
Vessels’ operating expenses	(84,164)	(69,353)
Depreciation	(62,869)	(58,636)
Amortization of dry-docking and special survey costs	(5,326)	(4,847)
Gain on sale of vessels, net	17,798	1,406
Interest income	88	1,489
Interest and finance costs	(47,261)	(36,536)
Income from equity method investments	0	0
Net income for the period	168,559	102,316
Total Assets	3,955,353		3,672,212
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	178,677	870
Vessels’ operating expenses	(49,187)	(247)
Depreciation	(19,607)	(90)
Amortization of dry-docking and special survey costs	(320)	0
Gain on sale of vessels, net	3,452	0
Interest income	50	0
Interest and finance costs	(7,950)	(12)
Income from equity method investments	0	0
Net income for the period	75,689	396
Total Assets	774,774		714,957
Other [Member]
Voyage revenue	0	0
Vessels’ operating expenses	0	0
Depreciation	0	0
Amortization of dry-docking and special survey costs	0	0
Gain on sale of vessels, net	0	0
Interest income	0	0
Interest and finance costs	0	0
Income from equity method investments	776	4,951
Net income for the period	776	56,045
Total Assets	29,483		19,872
Total [Member]
Voyage revenue	558,937	293,495
Vessels’ operating expenses	(133,351)	(69,600)
Depreciation	(82,476)	(58,726)
Amortization of dry-docking and special survey costs	(5,646)	(4,847)
Gain on sale of vessels, net	21,250	1,406
Interest income	138	1,489
Interest and finance costs	(55,211)	(36,548)
Income from equity method investments	776	4,951
Net income for the period	245,024	$ 158,757
Total Assets	$ 4,759,610		$ 4,407,041